Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	IRON MOUNTAIN INC
Entity Central Index Key	0001020569
Document Type	8-K
Document Period End Date	Mar. 31, 2011
Amendment Flag	false